Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details Narrative)
Net operating loss carryforwards, federal	$ 7,272,553
Net operating loss carryforwards, state	$ 7,136,214
Operating loss carry forward, expiry date, description	Expire beginning in the year 2029
Unrecognized tex benefit	$ 90,000	$ 90,000